Borrowings and financing (Details 5)	3 Months Ended
Mar. 31, 2024
Adjusted E B I T D A Adjusted Financial Expenses [Member]
IfrsStatementLineItems [Line Items]
Covenants	Equal to or higher than 2.80
E B I T D A Financial Expenses Paid [Member]
IfrsStatementLineItems [Line Items]
Covenants	Equal to or higher than 2.35
Adjusted Net Debt Adjusted E B I T D A [Member]
IfrsStatementLineItems [Line Items]
Covenants	Equal to or lower than 3.80
Net Debt Adjusted E B I T D A [Member]
IfrsStatementLineItems [Line Items]
Covenants	Equal to or lower than 3.50
Other Onerous Debt Adjusted E B I T D A [Member]
IfrsStatementLineItems [Line Items]
Covenants	Equal to or lower than 1.30
Adjusted Current Ratio [Member]
IfrsStatementLineItems [Line Items]
Covenants	Higher than 1.00